CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Treasury Stock	Receivables from shareholders	Accumulated other comprehensive (loss)/income	Accumulated deficit	Total
Beginning Balance at Dec. 31, 2019	$ 11	$ 17,869		$ (10)	$ (2,401)	$ (125,562)	$ (110,093)
Beginning Balance (in shares) at Dec. 31, 2019	221,980,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(66,912)	(66,912)
Subscription contributions from shareholders				$ 10			10
Foreign currency translation adjustment					2,882		2,882
Share-based compensation		9,446					9,446
Ending Balance at Dec. 31, 2020	$ 11	27,315			481	(192,474)	(164,667)
Ending Balance (in shares) at Dec. 31, 2020	221,980,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance	$ 2	904,730					904,732
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance (in shares)	45,076,479
Issuance of ordinary shares prior to Initial Public Offering	$ 1	199,999					200,000
Issuance of ordinary shares prior to Initial Public Offering (in shares)	16,026,282
Conversion of redeemable preferred shares	$ 14	333,653					333,667
Conversion of redeemable preferred shares (in shares)	278,163,799
Issuance of ordinary shares reserved for equity incentive plan	$ 1		$ (1)
Issuance of ordinary shares reserved for equity incentive plan (in shares)	10,000,000		(10,000,000)
Repurchase of ordinary shares			$ (53,645)				(53,645)
Repurchase of ordinary shares (in share)			(7,008,269)
Exercise of share option		(5,646)	$ 6,716				$ 1,070
Exercise of share option (in shares)			5,403,461				5,403,461
Net loss						(175,424)	$ (175,424)
Fair value change of long-term investment					357		357
Foreign currency translation adjustment					1,482		1,482
Share-based compensation		66,089					66,089
Ending Balance at Dec. 31, 2021	$ 29	1,526,140	$ (46,930)		2,320	(367,898)	$ 1,113,661
Ending Balance (in shares) at Dec. 31, 2021	571,246,560
Ending Balance (in shares) at Dec. 31, 2021			(11,604,808)				11,604,808
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of ordinary shares			$ (59,631)				$ (59,631)
Repurchase of ordinary shares (in share)			(18,839,849)
Exercise of share option and vested restricted share unit		(19,084)	$ 20,123				1,039
Exercise of share option and vested restricted share unit (in shares)			4,848,326
Issuance of ordinary shares upon the Dual Primary Listing, net of cost of issuance		8,689					$ 8,689
Issuance of ordinary shares upon the Dual Primary Listing, net of cost of issuance (in shares)	7,300,000
Exercise of share option (in shares)							4,502,326
Net loss						(146,175)	$ (146,175)
Fair value change of long-term investment					(9,493)		(9,493)
Foreign currency translation adjustment					(14,942)		(14,942)
Share-based compensation		69,019					69,019
Ending Balance at Dec. 31, 2022	$ 29	$ 1,584,764	$ (86,438)		$ (22,115)	$ (514,073)	$ 962,167
Ending Balance (in shares) at Dec. 31, 2022	578,546,560
Ending Balance (in shares) at Dec. 31, 2022			(25,596,331)				25,596,331